Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net loss for the period	$ (3,503,076)	$ (922,074)
Adjustment to reconcile cash used in operating activities:
Depreciation of property, and equipment	2,817,256
Adjustment to reconcile cash used in operating activities including net loss	(685,820)	(922,074)
Changes in operating assets and liabilities:
Accounts receivable	53	(419,621)
Prepayments and other deposits	(1,101,604)	(531,200)
Other payables and accruals	(71,974)	(1,049,573)
USDC	2,370,769	(3,440,422)
Fixed assets	(1,522,949)	(29,933,308)
Cash used in operating activities	(1,011,525)	(36,296,198)
Cash raised in financing activities:
Proceeds from issue of new ordinary shares		40,000,000
Net increase in cash and cash equivalents excluding exchange rate	(1,011,525)	3,703,802
Effect of exchange rates on cash and cash equivalents	45,070	(410,845)
Net increase in cash and cash equivalents	(966,455)	3,292,957
Cash and cash equivalents, beginning of period	2,505,286	2,507,404	$ 2,507,404
Cash and cash equivalents, end of period	$ 1,538,831	$ 5,800,361	$ 2,505,286